LOANS, FINANCING AND DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Schedule of composition of loans, financing and debentures
The composition of the loans, financings, and debentures payable by the Company is set forth below:

	Average annual rates in 2025 (%)	12/31/2025	12/31/2024
National Currency
Capital markets[1]	13.49	44,779,707	39,904,209
Development banks[2]	10.74	12,483,840	14,308,971
Banking market[3]	15.43	2,862,365	3,529,199
Other Institutions[5]	4.83	908,649	1,118,862
		61,034,561	58,861,241
Foreign currency
Capital market[1]	5.51	8,497,433	11,971,847
Development banks²	7.88	348,533	436,292
Banking market[3]	15.29	4,415,237	4,351,194
		13,261,203	16,759,333

		74,295,764	75,620,574

Financial Charges		1,376,210	1,100,380
Principal		11,827,957	11,709,492
Current		13,204,167	12,809,872

Non-current		61,091,597	62,810,702

		74,295,764	75,620,574
________________________________________________________________________
¹ The balance relates to transactions with BASA FNO, BNDES, BNB, and FINEP;
² The balance relates to loans and financings with financial institutions; and
³ The balance relates to bonds, debentures, and commercial notes.

The long-term portion of loans, financing, and debentures are scheduled to mature as follows:

2026	2027	2028	2029	2030	after 2030	Total
13,204,168	7,648,470	5,864,600	7,643,378	6,669,031	33,266,117	74,295,764
The composition related to the capital markets and its respective maturities is detailed below:

		12/31/2025		12/31/2024
	Maturity	Current	Non-current	Current	Non-current
Bonds
AXIA Energia	2/4/2025	—	—	3,095,646	—
AXIA Energia	2/4/2030	219,432	4,171,840	248,409	4,415,847
AXIA Energia	1/11/2035	264,344	3,841,818	249,206	3,962,739
		483,776	8,013,658	3,593,261	8,378,586
Commercial Notes
AXIA Energia	8/23/2025	—	—	520,428	—
AXIA Energia	8/23/2026	529,087	—	21,379	498,118
AXIA Energia	8/23/2027	370,987	332,581	377,797	665,745
AXIA Energia	8/23/2027	28,682	499,631	21,768	497,639
AXIA Energia	8/23/2028	257,585	798,524	42,662	990,422
		1,186,341	1,630,736	984,034	2,651,924
Debentures
AXIA Energia	7/15/2035	7,042	996,373	—	—
AXIA Energia	4/15/2026	1,239,532	—	31,785	1,200,000
AXIA Energia	4/25/2026	1,018,117	—	14,572	1,000,000
AXIA Energia	9/15/2028	139,224	2,975,632	107,834	2,965,193
AXIA Energia	4/15/2029	61,474	1,984,185	48,659	1,982,737
AXIA Energia	5/15/2029	5,788	992,672	5,546	951,227
AXIA Energia	11/15/2029	281,986	831,560	4,162	1,062,361
AXIA Energia	4/15/2031	16,802	1,929,708	18,458	1,856,017
AXIA Energia	4/15/2031	31,852	1,017,484	25,279	1,016,742
AXIA Energia	9/15/2031	81,291	4,297,860	76,849	4,087,442
AXIA Energia	9/15/2034	111,601	1,527,373	97,423	1,426,282
Madeira Energia S.A.	6/28/2038	2,226,785	2,557,305	1,091,601	4,438,108
AXIA Energia Nordeste	1/15/2029	22,431	83,590	25,459	98,775
AXIA Energia Nordeste	4/15/2029	28,603	1,000,000	23,592	997,109
AXIA Energia Nordeste	6/15/2031	321,810	4,616,781	299,048	4,357,062
AXIA Energia Nordeste	9/15/2031	56,199	1,336,250	36,271	1,336,250
AXIA Energia Nordeste	9/15/2034	24,096	566,250	15,640	566,250
AXIA Energia Sul	8/31/2028	96,708	165,999	10,177	248,932
AXIA Energia Sul	9/15/2028	—	—	14,095	95,585
AXIA Energia Sul	11/15/2028	135,492	267,519	628	384,651
AXIA Energia Sul	9/15/2029	3,439	255,506	3,166	244,117
AXIA Energia Sul	4/15/2031	5,007	528,404	4,594	503,820
AXIA Energia Norte	6/28/2028	55,820	83,333	55,765	138,888
AXIA Energia Norte	6/28/2028	95,693	142,857	101,359	232,334
AXIA Energia Norte	4/15/2031	—	—	9,631	1,008,502
AXIA Energia Norte	9/15/2031	59,541	1,333,171	35,527	1,332,652
AXIA Energia Norte	9/15/2034	25,571	564,854	15,402	564,693

AXIA Energia Norte	7/15/2032	19,070	323,799	—	—
AXIA Energia Norte	7/15/2032	42,438	619,802	—	—
AXIA Energia Norte	7/15/2035	63,588	939,691	—	—
AXIA Energia Norte	4/15/2031	47,045	1,022,081	—	—
AXIA Energia Norte	11/15/2032	14,338	1,994,066	—	—
AXIA Energia Norte	9/15/2035	31,284	638,857	—	—
		6,369,667	35,592,962	2,172,522	34,095,729

		8,039,784	45,237,356	6,749,817	45,126,239

Schedule of changes in loans, financing and debentures
The changes presented below comprise the years ending December 31, 2025, and 2024:

	12/31/2025	12/31/2024
Opening balance as of January 1	75,620,574	59,460,369
Effect on cash flow:
Funding	8,032,447	29,965,839
Interest Paid	(5,349,234)	(6,411,738)
Principal Amortization	(11,312,024)	(16,009,832)
Non-cash effect:
Acquisition of subsidiary	21,540	—
Debt assumption	459,522	—
Interest and charges incurred	5,635,332	5,651,860
Monetary variation incurred	509,150	501,819
Exchange rate variation incurred	5,819	113,072
Fair value adjustment	672,638	2,434,141
Transfer to held for sale	—	(84,956)
Final balance on December 31	74,295,764	75,620,574

Funding Activities
For the year ended December 31, 2025, the Company raised funds as presented in the table below:

Company	Transaction	Issue Date	Maturity Date	Rate (% p.a.)	Amount (R$)
AXIA Energia	7th Debenture Issuance	11/13/2025	11/15/2035	DI + 0.85	1,000,000
AXIA Energia Norte	7th Debenture Issuance – Series 1	07/15/2025	07/15/2032	DI + 0.49	338,451
	7th Debenture Issuance – Series 2	07/15/2025	07/15/2032	DI + 0.57	661,549
	7th Debenture Issuance – Series 3	07/15/2025	07/15/2035	DI + 0.58	1,000,000
	8th Debenture Issuance	10/15/2025	09/15/2035	DI - 1.08	700,000
	9th Debenture Issuance	11/13/2025	11/15/2032	DI + 0.65	2,000,000
	Foreign‑Currency Loan	02/25/2025	02/27/2026	DI + 0.44	500,000
AXIA Energia Sul	Foreign‑Currency Loan	8/14/2025	8/16/2027	DI + 0.79	400,000
		8/8/2025	8/11/2026	DI + 0.50	350,000
		11/25/2025	12/4/2027	DI + 0.20	215,040
		11/25/2025	12/4/2026	DI + 0.50	322,560
		12/8/2025	12/16/2027	DI + 0.50	216,760
		12/15/2025	12/21/2026	DI + 0.20	245,000
Eletronet	Commercial Note	09/01/2025	09/01/2030	DI + 1.45	83,087
Total					8,032,447

Schedule of non-subsidiaries guarantees	The total exposure in guarantees corresponds to the sum of the commitments assumed for associates and jointly controlled entities, amounting to R$21,545,766 as of December 31, 2025 (R$25,453,409 as of December 31, 2024), as presented in the table below:

UNCONTROLLED COMPANIES
Guarantor	Enterprise/Project	Guaranteed Outstanding Balance in 2025	Guarantee Expiration
AXIA Energia	Amazonas Energia	45,826	2026
AXIA Energia	Angra I	44,750	2027
AXIA Energia	Angra III	2,691,188	2038
AXIA Energia	Angra III	3,106,469	2036
AXIA Energia	Caldas Novas Transmissão	1,104	2028
AXIA Energia	Transnorte Energia - TNE	466,155	2036
AXIA Energia	Transnorte Energia - TNE	484,044	2028
AXIA Energia	Transnorte Energia - TNE	593,244	2030
AXIA Energia	Transnorte Energia - TNE	519,022	2041
AXIA Energia	UHE Belo Monte - Norte Energia	13,593,964	2042
Guarantees for non-controlled companies		21,545,766

Schedule of subsidiaries guarantees
As of December 31, 2025, the amount guaranteed for controlled investees totaled R$29,005,780 (R$24,441,964 as of December 31, 2024), as presented in the table below:

CONTROLLED COMPANIES
Guarantor	Enterprise/Project	Guaranteed Debt Balance on 12/31/2025	Guarantee Termination (year)
AXIA Energia	Cash Reinforcement – AXIA Energia Norte	525,654	2026
AXIA Energia	UHE Passo de São João – AXIA Energia Sul	10,170	2026
AXIA Energia	Cash Reinforcement – AXIA Energia Sul	370,565	2026
AXIA Energia	Cash Reinforcement – AXIA Energia Sul	325,822	2026
AXIA Energia	Cash Reinforcement – AXIA Energia Sul	245,963	2026
AXIA Energia	RS Energia – AXIA Energia Sul	4,576	2027
AXIA Energia	RS Energia – AXIA Energia Sul	2,912	2027
AXIA Energia	Cash Reinforcement – AXIA Energia Sul	423,089	2027
AXIA Energia	Cash Reinforcement – AXIA Energia Sul	217,261	2027
AXIA Energia	Cash Reinforcement – AXIA Energia Sul	218,001	2027
AXIA Energia	Working Capital Strengthening – AXIA Energia Norte	735,063	2028
AXIA Energia	Working Capital Strengthening – AXIA Energia Norte	88,164	2028
AXIA Energia	Debenture Issuance – AXIA Energia Sul	406,076	2028
AXIA Energia	Debenture Issuance – AXIA Energia Norte	139,154	2028
AXIA Energia	Debenture Issuance – AXIA Energia Norte	238,550	2028
AXIA Energia	Working Capital Strengthening – AXIA Energia Norte	487,040	2028
AXIA Energia	Debenture Issuance – AXIA Energia Sul	263,776	2028
AXIA Energia	UHE Mauá – AXIA Energia Sul	58,877	2028
AXIA Energia	UHE São Domingos – AXIA Energia Sul	44,548	2028
AXIA Energia	Debenture Issuance – AXIA Energia Nordeste	1,028,603	2029
AXIA Energia	Debenture Issuance – AXIA Energia Nordeste	108,153	2029
AXIA Energia	Corporate Projects – AXIA Energia Nordeste	23,669	2029
AXIA Energia	Livramento Wind Complex – Entorno II – AXIA Energia Sul	136,307	2029
AXIA Energia	Belo Monte Transmissora de Energia – AXIA Energia Norte	219,484	2029
AXIA Energia	Debenture Issuance – AXIA Energia Sul	261,330	2029
AXIA Energia	UHE Santo Antônio	322,770	2030
AXIA Energia	Debenture Issuance – AXIA Energia Nordeste	4,930,464	2031
AXIA Energia	Debenture Issuance – AXIA Energia Nordeste	1,982,795	2031
AXIA Energia	Debenture Issuance – AXIA Energia Norte	1,988,177	2031

AXIA Energia	Debenture Issuance – AXIA Energia Norte	1,089,041	2031
AXIA Energia	Debenture Issuance – AXIA Energia Sul	544,347	2031
AXIA Energia	Casa Nova II and III Wind Farms – AXIA Energia Nordeste	98,511	2031
AXIA Energia	Corporate Transmission Projects – AXIA Energia Nordeste	88,946	2031
AXIA Energia	Transmissora Delmiro Gouveia – TDG	37,473	2031
AXIA Energia	Debenture Issuance – AXIA Energia Norte	2,015,088	2032
AXIA Energia	Transmissora Delmiro Gouveia – TDG	77,002	2032
AXIA Energia	Debenture Issuance – AXIA Energia Norte	2,127,651	2032
AXIA Energia	Linha Verde Transmissora – AXIA Energia Norte	108,659	2033
AXIA Energia	Corporate Transmission Projects – AXIA Energia Nordeste	178,562	2034
AXIA Energia	Debenture Issuance – AXIA Energia Norte	720,568	2035
AXIA Energia	Teles Pires	1,249,555	2036
AXIA Energia	Corporate Transmission Projects – AXIA Energia Nordeste	79,270	2036
AXIA Energia	UHE Santo Antônio	4,784,094	2038
Guarantees of controlled companies		29,005,780